Deconsolidation of Certain Interests	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation of Certain Interests
CONSOLIDATION OF CERTAIN INTERESTS
Borgata Hotel Casino and Spa
The Company and MGM each originally held a 50% interest in Holding Company. Holding Company owns all the equity interests in Marina District Development Company, LLC ("MDDC"), d.b.a. Borgata Hotel Casino and Spa ("Borgata"). We were the managing member of Holding Company, and we were responsible for the day-to-day operations of Borgata.

In February 2010, we entered into an agreement with MGM to amend the operating agreement to, among other things, facilitate the transfer of MGM's interest in Holding Company ("MGM Interest") to a divestiture trust (the "Divestiture Trust") established for the purpose of selling the MGM Interest to a third party. The proposed sale of the MGM Interest through the Divestiture Trust was part of a then-proposed settlement agreement between MGM and the New Jersey Department of Gaming Enforcement (the "NJDGE").

On March 17, 2010, MGM announced that its settlement agreement with the NJDGE had been approved by the New Jersey Casino Control Commission ("NJCCC"). Upon the transfer of MGM's ownership interest into the Divestiture Trust on March 24, 2010, we determined that we had control, as defined in the relevant accounting literature, of Holding Company and commenced consolidating the business as of that date.  Subsequent to a Joint Petition of MGM, the Company and Holding Company, on February 13, 2013, the NJCCC approved amendments to the settlement agreement which permitted MGM to file an application for a statement of compliance, which, if approved, would permit MGM to reacquire its interest in Holding Company.

The NJCCC approved MGM’s application for licensure on September 10, 2014. On September 30, 2014, the Divestiture Trust was dissolved and MGM reacquired its Borgata interest and its substantive participation rights in the management of Holding Company. As a result, we deconsolidated Borgata as of the close of business on September 30, 2014, eliminating the assets, liabilities and non-controlling interests recorded for Holding Company from our balance sheet, and are accounting for our investment in Borgata applying the equity method for periods subsequent to the deconsolidation. As a result of the deconsolidation, we adjusted the book value of our investment to equal fair value. We determined the fair value of our investment in Borgata as of the date of deconsolidation using a weighted average allocation of both the income and market approach models. The income approach is based upon a discounted cash flow method, whereas the market approach uses the guideline public company method. Specifically, the income approach focuses on the expected cash flows of Borgata for a finite period of years and discounting them to present value. The market approach focuses on comparing Borgata to selected reasonable similar (or “guideline”) publicly-traded companies. Under this method, valuation multiples are: (i) derived from the operating data of selected guideline companies; (ii) evaluated and adjusted based on the strengths and weaknesses of Borgata relative to the selected guideline companies; and (iii) applied to the operating data of Borgata to arrive at an indication of value. The application of the market approach results in an estimate of the price reasonably expected to be realized from a sale of Borgata. Using these models, we determined that the fair value of our investment in Borgata at September 30, 2014, was $221.4 million and recognized a loss due to the deconsolidation of $12.1 million in our third quarter 2014 results, which was recorded in impairments of assets on our consolidated statement of operations.

The following table presents the carrying values of the major categories of assets and liabilities of Borgata, immediately preceding its deconsolidation on September 30, 2014, which were excluded from our consolidated balance sheet as of September 30, 2014:

September 30,
(In thousands)	2014
ASSETS
Current assets	$98,119
Long-term assets	1,220,036
Total Assets	$1,318,155

LIABILITIES AND NONCONTROLLING INTERESTS
Current liabilities	$106,666
Long-term liabilities	786,278
Noncontrolling interests	191,833
Total Liabilities and Noncontrolling Interests	$1,084,777

Summarized balance sheet and results of operations information for periods subsequent to the deconsolidation of Borgata on September 30, 2014 is as follows:

Balance Sheet Information	December 31,
(In thousands)	2015	2014
Current assets	$97,935	$100,297
Property and other long-term assets, net	1,149,337	1,196,339
Current liabilities	117,452	122,150
Long-term debt and other liabilities	687,307	762,609
Equity	455,685	411,877

Results of Operations Information	Twelve Months Ended	Three Months Ended
(In thousands)	December 31, 2015	December 31, 2014
Net revenues	$804,166	$179,147
Operating expenses	657,324	157,896
Operating income	146,842	21,251
Interest expense	59,681	17,431
Loss on early extinguishments of debt	18,895	740
State income tax expense (benefit)	(3,731)	446
Net income	$71,997	$2,634

On August 1, 2016, Boyd Gaming completed its previously announced sale of its 50% equity interest in MDDHC, the parent company of Borgata, to MGM. (See Note 2, Acquisitions and Divestitures.) We report Borgata's results as discontinued operations for all periods presented in these consolidated financial statements.

LVE Energy Partners, LLC
LVE was a joint venture between Marina Energy LLC and DCO ECH Energy, LLC. Through our wholly-owned subsidiary, Echelon Resorts, LLC ("Echelon Resorts"), we had entered into an Energy Sales Agreement ("ESA") with LVE to design, build, own and operate a central energy center and related distribution system for our planned Echelon resort development.

Accounting guidance required us to consolidate LVE for financial statement purposes, as we determined that we were the primary beneficiary of the executory contract, the ESA, giving rise to the variable interest.

In connection with the disposition of Echelon on March 4, 2013, (see Note 2, Acquisitions and Divestitures), we exercised an option to acquire the central energy center assets from LVE for $187.0 million. We immediately sold these assets to the buyer of Echelon and the ESA agreement was terminated. As a result, we ceased consolidation of LVE as of that date.